Deferred Tax Benefit (Details 1) - USD ($)	Jun. 30, 2020	Jun. 30, 2019
Deferred tax assets:
NOL carryover	$ 1,571,210	$ 2,070,125
Research and development	104,500	92,490
Related party accrual	44,465	52,275
Deferred tax liabilities:
Depreciation and amortization	(3,610)	(5,340)
Less Valuation Allowance	(1,716,565)	(2,209,550)
Income tax expenses